Property, Plant and Equipment - Additional Information (Details)	Dec. 31, 2018 USD ($)
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Construction in progress	$ 6,312,000
Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Construction in progress	$ 6,312,000